UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22472

(Investment Company Act File Number)

RiverNorth Opportunities Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(561) 484-7185

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2024

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

12.31.2024

Semi-Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC.
(RIV)

RN

RiverNorth Opportunities Fund, Inc.

Table of Contents

Performance Overview	2
Statement of Investments	6
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets Attributable to Common Shareholders	22
Financial Highlights	24
Notes to Financial Statements	27
Dividend Reinvestment Plan	41
Additional Information	43
Consideration and Approval of Advisory Agreement	45
Data Privacy Policies and Procedures	48

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds ("CEFs"), exchange-traded funds ("ETFs"), business development companies ("BDCs" and collectively, "Underlying Funds") and special purpose acquisition companies ("SPACs").

RiverNorth Capital Management, LLC (the "Adviser") has the flexibility to change the Fund’s asset allocation based on its ongoing analysis of the equity, fixed income and alternative asset markets. The Adviser considers various quantitative and qualitative factors relating to the domestic and foreign securities markets and economies when making asset allocation and security selection decisions. While the Adviser continuously evaluates these factors, material shifts in the Fund’s asset class exposures will typically take place over longer periods of time.

PERFORMANCE as of December 31, 2024

	Cumulative	Average Annual
TOTAL RETURNS(1)	6 Months	1 Year	3 Year	5 Year	Since Inception(2)
RiverNorth Opportunities Fund, Inc. - NAV(3)	2.69%	11.84%	4.17%	7.40%	8.21%
RiverNorth Opportunities Fund, Inc. - Market Price(4)	-0.22%	18.55%	2.76%	7.03%	7.11%
S&P 500® Total Return Index	8.44%	25.02%	8.94%	14.53%	14.33%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on December 24, 2015.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value ("NAV").

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750 or by visiting www.rivernorth.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

2	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

DISTRIBUTION TO COMMON STOCKHOLDERS

The Fund intends to make regular monthly distributions to stockholders at a constant and fixed (but not guaranteed) rate that is reset annually to a rate equal to a percentage of the average of the Fund’s NAV per share as reported for the final five trading days of the preceding calendar year. The Board of Directors approve the distribution and may adjust it from time to time. The monthly distribution amount paid from August 1, 2023 to December 31, 2023 was $0.1278 per share and the Fund paid a distribution of $0.1289 on January 31, 2024. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. In addition to the contributing factors referenced above, the Adviser believes that the Fund's level distribution policy did not have a material impact on the Fund's ability to execute on its investment strategy during the six months ended January 31, 2024.

Total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2024, is 1.91% (excluding dividend expense and line of credit expense). Including dividend expense and line of credit expense, the expense ratio is 2.14%.

The Fund is a closed-end fund and does not continuously issue shares for sale as open-end mutual funds do. The Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a closed-end fund is based on the market’s value.

Distributions may be paid from sources of income other than ordinary income, such as net realized short-term capital gains, net realized long-term capital gains and return of capital. The actual amounts and sources of the amounts for tax reporting purposes will depend upon a Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. If a distribution includes anything other than net investment income, the Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

RiverNorth Capital Management, LLC is the investment adviser to the Fund.

Secondary market support provided to the Fund by ALPS Advisors, Inc.'s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Semi-Annual Report | December 31, 2024	3

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at NAV or the closing market price (NYSE: RIV) of $19.40 on December 24, 2015, and tracking its progress through December 31, 2024.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

4	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2024 (Unaudited)

ASSET ALLOCATION as of December 31, 2024^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund.

TOP TEN HOLDINGS* as of December 31, 2024

% of Net Assets**
Pershing Square Holdings Ltd.	10.78%
BlackRock ESG Capital Allocation Term Trust	8.65%
BlackRock Capital Allocation Term Trust	6.86%
Nuveen Municipal Value Fund, Inc.	5.05%
Saba Capital Income & Opportunities Fund	3.70%
BlackRock Resources & Commodities Strategy Trust	3.21%
Saba Capital Income & Opportunities Fund II	2.91%
BlackRock Science and Technology Term Trust	2.86%
PIMCO Dynamic Income Strategy Fund	2.84%
Calamos Long/Short Equity & Dynamic Income Trust	2.80%
49.66%

*	Holdings are subject to change and exclude cash equivalents. Only long positions are listed.
**	Percentages are based on net assets attributable to common shareholders, including securities sold short.

Semi-Annual Report | December 31, 2024	5

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (80.51%)
Great Britain - 10.78%
594,131	Pershing Square Holdings Ltd.	$28,310,342

United States - 69.73%
468,868	Aberdeen Emerging Markets Equity Income Fund, Inc.	2,433,425
303,716	abrdn Total Dynamic Dividend Fund	2,554,252
415,977	Avenue Income Credit Strategies Fund	2,483,384
2,228	Barings Participation Investors	38,076
1,188,825	BlackRock Capital Allocation Term Trust	18,010,699
1,385,618	BlackRock ESG Capital Allocation Term Trust	22,724,136
495,719	BlackRock Health Sciences Term Trust	7,138,354
123,344	BlackRock Municipal Income Quality Trust	1,338,282
341,608	BlackRock Municipal Income Trust	3,368,255
331,830	BlackRock Municipal Income Trust II	3,487,533
42,447	BlackRock MuniHoldings California Quality Fund, Inc.	451,212
167,757	BlackRock MuniHoldings Fund, Inc.	1,957,724
287,842	BlackRock MuniHoldings Quality Fund II, Inc.	2,878,420
141,200	BlackRock MuniVest Fund II, Inc.	1,489,660
93,195	BlackRock MuniVest Fund, Inc.	656,093
187,151	BlackRock MuniYield Fund, Inc.	1,944,499
300,215	BlackRock MuniYield Quality Fund II, Inc.	2,960,120
987,026	BlackRock Resources & Commodities Strategy Trust(a)(b)	8,429,202
363,087	BlackRock Science and Technology Term Trust	7,519,532
496,697	Calamos Long/Short Equity & Dynamic Income Trust(a)(b)	7,366,016
369,753	Clough Global Dividend and Income Fund	2,005,910
140,567	Clough Global Equity Fund	936,176
1,279,907	Clough Global Opportunities Fund(a)(b)	6,553,124
109,172	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	2,098,286
190,819	First Trust High Yield Opportunities 2027 Term Fund	2,763,059
335,074	India Fund, Inc.	5,277,415
192,735	Invesco Advantage Municipal Income Trust II	1,684,504
300,000	Invesco Municipal Opportunity Trust	2,916,000
100,000	Invesco Quality Municipal Income Trust	986,000
100,000	Invesco Trust for Investment Grade Municipals	1,010,000
75,200	Neuberger Berman Municipal Fund, Inc.	778,320
329,771	Nuveen AMT-Free Municipal Credit Income Fund	4,042,992
36,587	Nuveen AMT-Free Municipal Value Fund	496,851
251,967	Nuveen AMT-Free Quality Municipal Income Fund	2,842,188
189,217	Nuveen California Quality Municipal Income Fund	2,136,260
325,540	Nuveen Municipal Credit Income Fund	3,961,822
1,544,779	Nuveen Municipal Value Fund, Inc.	13,269,652
129,855	Nuveen New York Quality Municipal Income Fund	1,480,347
138,430	Nuveen Quality Municipal Income Fund	1,614,094
341,951	PIMCO Global StocksPLUS & Income Fund	2,660,379

See Notes to Financial Statements.

6	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
1,275,236	Saba Capital Income & Opportunities Fund(a)(b)	$9,717,298
845,000	Saba Capital Income & Opportunities Fund II	7,655,700
171,835	Special Opportunities Fund, Inc.	2,513,946
475,000	Voya Emerging Markets High Income Dividend Equity Fund	2,379,750
212,814	Western Asset Managed Municipals Fund, Inc.	2,170,703

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $188,429,014)		211,489,992

Shares	Description	Rate	Maturity Date	Value (Note 2)
CLOSED-END FUNDS - PREFERRED SHARES (0.69%)
United States - 0.69%
89,385	Virtus Convertible & Income Fund II(c)	5.500%	12/31/99	1,810,046

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $1,901,937)				1,810,046

Shares	Description	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (1.51%)
United States - 1.51%
259,832	Oaktree Specialty Lending Corp.	3,970,233

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $4,181,255)		3,970,233

Shares	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (1.89%)
United States - 1.89%
11,823	CION Investment Corp.	7.500%	12/30/29	298,294
154,224	Crescent Capital BDC, Inc.	5.000%	05/25/26	3,789,284
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	871,456

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $5,082,801)				4,959,034

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (3.31%)
United States - 3.31%
$1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	967,183
5,000,000	MidCap Financial Investment Corp.	5.250%	03/03/25	4,987,923
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,743,198
				8,698,304
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $8,625,274)				8,698,304

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	7

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
CORPORATE BONDS (17.11%)
United States - 17.11%
$2,000,000	Barings BDC, Inc.	7.000%	02/15/29	$2,049,627
2,000,000	BlackRock TCP Capital Corp.	6.950%	05/30/29	2,085,696
629	Blackstone Private Credit Fund(d)	2.625%	12/15/26	600
157	Blackstone Private Credit Fund(d)	3.250%	03/15/27	150
290,000	Blackstone Secured Lending Fund(e)	2.125%	02/15/27	271,585
500,000	Blue Owl Capital Corp.	2.875%	06/11/28	454,961
3,000,000	Blue Owl Capital Corp.	3.750%	07/22/25	2,975,874
557,000	Blue Owl Capital Corp. III	3.125%	04/13/27	525,775
428	Blue Owl Credit Income Corp.(d)	3.125%	09/23/26	411
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,392,135
752	Blue Owl Credit Income Corp.(d)	5.500%	03/21/25	752
2,500,000	Blue Owl Credit Income Corp.	5.500%	03/21/25	2,500,591
2,700,000	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,836,047
2,500,000	Blue Owl Technology Finance Corp.(d)	4.750%	12/15/25	2,473,916
3,000,000	Blue Owl Technology Finance Corp.(d)	6.750%	06/30/25	3,011,030
2,000,000	Blue Owl Technology Finance Corp. II(d)	6.750%	04/04/29	2,013,191
3,000,000	Franklin BSP Capital Corp.	3.250%	03/30/26	2,918,014
2,900,000	Franklin BSP Capital Corp.(d)	7.200%	06/15/29	2,957,986
1,000,000	FS KKR Capital Corp.	2.625%	01/15/27	947,055
1,500,000	Golub Capital BDC, Inc.	2.050%	02/15/27	1,393,085
1,000,000	Morgan Stanley Direct Lending Fund(d)	6.150%	05/17/29	1,006,001
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,531,369
1,500,000	North Haven Private Income Fund LLC(d)	5.750%	02/01/30	1,462,889
6,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	6,185,474
1,000,000	PennantPark Investment Corp.	4.000%	11/01/26	946,316
				44,940,530
TOTAL CORPORATE BONDS
(Cost $43,723,752)				44,940,530

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (20.54%)(f)
China - 0.50%
65,000	Future Vision II Acquisition Corp.	651,625
65,000	Rising Dragon Acquisition Corp.	651,300

Great Britain - 0.25%
509	Akari Therapeutics PLC	621
65,632	Tavia Acquisition Corp.	658,945

Hong Kong - 1.45%
130,000	A SPAC III Acquisition Corp.	1,309,100

See Notes to Financial Statements.

8	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
46,893	Black Spade Acquisition II Co.	$465,647
1	Black Spade Acquisition II Co.	10
35,100	JVSPAC Acquisition Corp.	366,444
100,000	Malacca Straits Acquisition Co., Ltd.	1,003,000
65,000	YHN Acquisition I, Ltd.	653,900

Israel - 0.00%(g)
120	REE Automotive, Ltd.	1,060

Malaysia - 0.30%
64,922	Kairous Acquisition Corp. ltd	796,593

Singapore - 0.58%
53,256	Chenghe Acquisition II Co.	538,951
64,612	RF Acquisition Corp.	733,346
25,712	RF Acquisition Corp. II	262,776

United States - 17.46%
50,000	AA Mission Acquisition Corp.	505,000
32,535	abrdn Healthcare Investors	522,187
39,814	abrdn Life Sciences Investors	522,360
44,669	Aimei Health Technology Co., Ltd.	472,151
140,000	Aldel Financial II, Inc.	1,408,400
65,000	Andretti Acquisition Corp. II	649,675
260,926	Ares Acquisition Corp. II	2,864,967
65,940	Black Hawk Acquisition Corp.	684,457
100,000	Bleichroeder Acquisition Corp. I	986,000
65,000	Bowen Acquisition Corp.	709,800
27,500	Cantor Equity Partners, Inc.	284,625
58,500	Cayson Acquisition Corp.	587,925
65,520	Centurion Acquisition Corp.	661,752
100,000	Charlton Aria Acquisition Corp.	996,000
85,696	CO2 Energy Transition Corp.	858,674
1	Cohen Circle Acquisition Corp. I	10
43,332	Cohen Circle Acquisition Corp. I	432,887
52,128	Colombier Acquisition Corp. II	612,504
40,000	DT Cloud Star Acquisition Corp.	402,800
100,000	Dynamix Corp.	979,000
64,998	EQV Ventures Acquisition Corp.	648,680
2	EQV Ventures Acquisition Corp.	20
100,000	Fact II Acquisition Corp.	998,000
57,276	Flag Ship Acquisition Corp.	581,924
30,880	FutureTech II Acquisition Corp.	358,517
50,000	GigCapital7 Corp.	500,000
58,868	GP-Act III Acquisition Corp.	596,922
35,000	Graf Global Corp.	353,150
130,000	GSR III Acquisition Corp.	1,306,500

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	9

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
30,342	Haymaker Acquisition Corp. 4, Class A $	326,783
25,000	HCM II Acquisition Corp.	250,500
130,000	HORIZON SPACE ACQUISITION II Corp.	1,305,200
33,524	IB Acquisition Corp.	339,430
61,161	Iron Horse Acquisitions Corp.	629,347
100,000	Jackson Acquisition Co. II	1,006,000
50,000	Launch One Acquisition Corp.	502,480
55,000	Launch Two Acquisition Corp.	546,700
66,874	Legato Merger Corp. III	688,133
55,008	Lionheart Holdings	555,581
65,000	M3-Brigade Acquisition V Corp.	653,900
58,028	Melar Acquisition Corp. I	584,922
66,944	Nabors Energy Transition Corp. II	722,995
42,162	Newbury Street Acquisition Corp.	488,658
100,000	Newbury Street II Acquisition Corp.	1,000,000
243,512	Pershing Square Tontine Holdings	2
285,935	PIMCO Dynamic Income Strategy Fund(a)(b)	7,471,482
32,460	Quetta Acquisition Corp.	342,453
88,836	Range Capital Acquisition Corp.	890,137
100,000	Roman DBDR Acquisition Corp. II	997,000
90,000	Shepherd Ave Capital Acquisition Corp.	901,800
1	Silverbox Corp. IV	10
24,999	Silverbox Corp. IV	252,240
50,000	SIM Acquisition Corp. I	502,000
32,462	Spark I Acquisition Corp.	345,396
100,000	Translational Development Acquisition Corp.	1,002,000
65,000	Vine Hill Capital Investment Corp.	653,250
50,000	Voyager Acquisition Corp.	501,500
130,000	Willow Lane Acquisition Corp.	1,297,400
52,742	WinVest Acquisition Corp.	627,630

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $47,844,953)		53,963,134

RIGHTS (0.09%)
China - 0.01%
52,566	Distoken Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,257
65,000	Future Vision II Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	7,163
60,193	Global Lights Acquisition Corp, Strike Price $0.01, Expires 12/31/2049	8,457
65,000	Rising Dragon Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	9,191

See Notes to Financial Statements.

10	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
Great Britain - 0.00%(g)
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	$4,387

Hong Kong - 0.01%
35,100	JVSPAC Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	8,779
65,000	YHN Acquisition I, Ltd., Strike Price $0.01, Expires 01/01/2049	7,156

Malaysia - 0.00%(g)
64,922	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 06/16/2025	662
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,165

Singapore - 0.01%
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	656
26,628	Chenghe Acquisition II Co., Strike Price $11.50, Expires 07/29/2029	1,065
64,612	RF Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	10,093

United States - 0.06%
44,669	Aimei Health Technology Co., Ltd., Strike Price $0.01, Expires 12/31/2049	5,360
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	141
51,497	Bannix Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,954
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,041
54,328	Bellevue Life Sciences Acquisi, Strike Price $0.01, Expires 12/31/2045	6,210
13,188	Black Hawk Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	13,188
100,000	Bleichroeder Acquisition Corp. I, Strike Price $0.01, Expires 01/01/2049	17,000
65,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	13,000
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,765
58,500	Cayson Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	7,020
32,760	Centurion Acquisition Corp., Strike Price $11.50, Expires 08/01/2029	4,586

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	11

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
100,000	Charlton Aria Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	$14,000
40,000	DT Cloud Star Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	5,400
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	3,096
57,276	Flag Ship Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	5,733
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 04/15/2025	930
64,668	Horizon Space Acquisition I Corp., Strike Price $0.01, Expires 12/31/2049	7,437
33,524	IB Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,323
61,161	Iron Horse Acquisitions Corp., Strike Price $0.01, Expires 12/31/2049	17,737
29,014	Melar Acquisition Corp. I, Strike Price $11.50, Expires 06/01/2031	3,337
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	2,100
69,600	NorthView Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	1,399
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	721
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,798
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	–
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,003
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,673
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	4,097

TOTAL RIGHTS
(Cost $354,526)		228,080

WARRANTS (0.13%)
Austria - 0.01%
41,618	Critical Metals Corp., Strike Price $11.50, Expires 06/06/2028	9,572

Canada - 0.00%(g)
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 08/26/2026	4,112

Cayman Islands - 0.00%(g)
24,010	Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	912

See Notes to Financial Statements.

12	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	$30
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	2,122
57,401	TNL Mediagene, Strike Price $11.50, Expires 12/05/2029	2,813
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	108

China - 0.00%(g)
52,566	Distoken Acquisition Corp., Strike Price $11.50, Expires 03/30/2028	930
2,171	ECARX Holdings, Inc., Strike Price $11.50, Expires 12/21/2027	109
16,878	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	911
10,728	SunCar Technology Group, Inc., Strike Price $11.50, Expires 05/18/2028	3,433

Germany - 0.00%(g)
19,034	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	813

Great Britain - 0.00%(g)
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	627

Hong Kong - 0.01%
15,631	Black Spade Acquisition II Co., Strike Price $11.50, Expires 08/28/2030	6,254
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	563
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	1,613
7,982	Prenetics Global, Ltd., Strike Price $8.91, Expires 05/17/2027	62
28,984	Triller Group, Inc., Strike Price $11.50, Expires 03/15/2027	4,226

Ireland - 0.00%(g)
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	2,802

Israel - 0.00%(g)
55,368	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	22
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	1,674
2,547	Silexion Therapeutics Corp., Strike Price $11.50, Expires 08/15/2029	86
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	774

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	13

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
Luxembourg - 0.00%(g)
14,063	Moolec Science SA, Strike Price $11.50, Expires 09/27/2027 $	357

Malaysia - 0.00%(g)
32,461	Kairous Acquisition Corp. ltd, Strike Price $11.50, Expires 09/15/2026	188
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	1,128

Singapore - 0.01%
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	232
36,863	BitFuFu, Inc., Strike Price $11.50, Expires 06/07/2028	20,275
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 04/13/2028	656
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	6,055
19,616	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	4,414
64,612	RF Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	2,035
25,712	RF Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	1,442

Switzerland - 0.00%(g)
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	22

Taiwan - 0.00%(g)
2,490	Gorilla Technology Group, Inc., Strike Price $11.50, Expires 07/14/2027	2,365

United States - 0.10%
25,000	AA Mission Acquisition Corp., Strike Price $11.50, Expires 08/01/2030	1,750
21,731	Aeries Technology, Inc., Strike Price $11.50, Expires 10/20/2026	761
32,785	AleAnna, Inc., Strike Price $11.50, Expires 12/13/2029	4,590
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	42
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	62
32,500	Andretti Acquisition Corp. II, Strike Price $11.50, Expires 10/24/2029	4,680
8,612	Apexigen, Inc., Strike Price $11.50, Expires 07/29/2027	225
130,463	Ares Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2028	19,569
30,397	AtlasClear Holdings, Inc., Strike Price $11.50, Expires 10/25/2028	547

See Notes to Financial Statements.

14	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 07/31/2026	$1,421
1,245	Banzai International, Inc., Strike Price $575.00, Expires 12/31/2026	14
54,641	Battery Future Acquisition Corp., Strike Price $11.50, Expires 05/26/2028	1,639
54,328	Bellevue Life Sciences Acquisi, Strike Price $11.50, Expires 02/10/2028	2,173
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	630
15,057	Binah Capital Group, Inc., Strike Price $11.50, Expires 03/15/2029	970
5,688	Brand Engagement Network, Inc., Strike Price $11.50, Expires 03/14/2029	318
12,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	2,127
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	338
5,294	CERo Therapeutics Holdings, Inc., Strike Price $11.50, Expires 02/14/2029	44
14,320	Cleanspark, Inc., Strike Price $11.50, Expires 10/30/2029	10,310
14,444	Cohen Circle Acquisition Corp. I, Strike Price $11.50, Expires 11/29/2029	6,479
17,376	Colombier Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	27,802
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	601
51,016	Conduit Pharmaceuticals, Inc., Strike Price $11.50, Expires 02/03/2027	301
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	3,848
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 09/30/2028	134
50,000	Dynamix Corp., Strike Price $11.50, Expires 12/06/2029	13,000
21,666	EQV Ventures Acquisition Corp., Strike Price $11.50, Expires 07/01/2031	7,800
54,641	EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,459
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	344
20,705	FOXO Technologies, Inc., Strike Price $11.50, Expires 08/01/2027	445
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	476
50,000	GigCapital7 Corp., Strike Price $11.50, Expires 09/11/2029	3,250

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	15

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	$19
65,531	Globalink Investment, Inc., Strike Price $11.50, Expires 12/03/2026	315
29,434	GP-Act III Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4,121
17,500	Graf Global Corp., Strike Price $11.50, Expires 08/07/2029	2,275
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	2,124
12,500	HCM II Acquisition Corp., Strike Price $11.50, Expires 10/10/2029	1,500
24,100	Hennessy Capital Investment Corp. VI, Strike Price $11.50, Expires 12/31/2027	2,918
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	1,183
50,640	iCoreConnect, Inc., Strike Price $11.50, Expires 05/15/2028	76
31,971	Inflection Point Acquisition Corp. II, Strike Price $11.50, Expires 07/17/2028	15,666
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	3,925
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	158
61,161	Iron Horse Acquisitions Corp., Strike Price $11.50, Expires 02/16/2029	2,141
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	417
68,194	Klotho Neurosciences, Inc., Strike Price $11.50, Expires 06/21/2029	3,151
25,000	Launch One Acquisition Corp., Strike Price $11.50, Expires 08/29/2029	3,375
27,500	Launch Two Acquisition Corp., Strike Price $11.50, Expires 11/26/2029	4,950
33,437	Legato Merger Corp. III, Strike Price $11.50, Expires 03/28/2029	5,350
27,504	Lionheart Holdings, Strike Price $11.50, Expires 08/09/2029	3,025
32,500	M3-Brigade Acquisition V Corp., Strike Price $11.50, Expires 09/23/2030	5,850
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	181
13,723	MSP Recovery, Inc., Strike Price $0.06, Expires 02/14/2026	672
10,806	MultiSensor AI Holdings, Inc., Strike Price $11.50, Expires 12/19/2028	432
33,472	Nabors Energy Transition Corp. II, Strike Price $11.50, Expires 09/05/2028	5,355
19,815	Nature's Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029	299
30,975	New Era Helium, Inc., Strike Price $11.50, Expires 12/06/2029	14,868

See Notes to Financial Statements.

16	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
32,271	New Horizon Aircraft, Ltd., Strike Price $11.50, Expires 04/03/2028	$3,227
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
9,664	NKGen Biotech, Inc., Strike Price $11.50, Expires 10/02/2028	966
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	92
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	1,392
5,790	Nuburu, Inc., Strike Price $11.50, Expires 09/07/2027	75
6,735	Nukkleus, Inc., Strike Price $11.50, Expires 12/31/2025	1,583
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	–
60,878	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049	1
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	71
16,945	Priveterra Acquisition Corp. II, Strike Price $11.50, Expires 01/07/2027	339
42,380	QT Imaging Holdings, Inc., Strike Price $11.50, Expires 12/31/2028	1,059
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 02/08/2026	–
15,598	Roadzen, Inc., Strike Price $11.50, Expires 11/30/2028	2,340
953	Roth CH Acquisition Co., Strike Price $11.50, Expires 10/29/2028	1
13,545	Royalty Management Holding Corp., Strike Price $11.50, Expires 05/28/2026	255
8,333	Silverbox Corp. IV, Strike Price $11.50, Expires 09/24/2029	1,753
25,000	SIM Acquisition Corp. I, Strike Price $11.50, Expires 08/28/2029	2,500
20,602	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	4,944
32,793	Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	6,555
16,231	Spark I Acquisition Corp., Strike Price $11.50, Expires 11/27/2028	1,628
41,072	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2028	4,518
6,195	TLGY Acquisition Corp., Strike Price $11.50, Expires 01/14/2028	125
32,500	Vine Hill Capital Investment Corp., Strike Price $11.50, Expires 10/25/2029	5,200

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	17

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	Value (Note 2)
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	$–
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	511
25,000	Voyager Acquisition Corp., Strike Price $11.50, Expires 05/16/2031	3,000
19,208	VSee Health, Inc., Strike Price $11.50, Expires 11/04/2028	958
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	723
6,768	XBP Europe Holdings, Inc., Strike Price $11.50, Expires 12/31/2027	271
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	2,414
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	3,393

TOTAL WARRANTS
(Cost $827,659)		338,907

EXCHANGE TRADED FUNDS - COMMON SHARES (1.98%)
United States - 1.98%
100,000	iShares Flexible Income Active ETF	5,202,000

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES
(Cost $5,286,128)		5,202,000

Principal Amount	Description	Rate	Maturity Date	Value (Note 2)
GOVERNMENT BOND (1.90%)
United States - 1.90%
$5,000,000	U.S. Treasury Note	4.250%	05/31/25	$4,999,239

TOTAL GOVERNMENT BOND
(Cost $4,991,839)				4,999,239

Shares	Description	7-Day Yield	Value (Note 2)
SHORT-TERM INVESTMENTS (9.34%)
United States - 9.34%
24,537,579	State Street Institutional Treasury Money Market Fund Premier Class	4.410%	24,537,579

TOTAL SHORT-TERM INVESTMENTS
(Cost $24,537,579)			24,537,579

See Notes to Financial Statements.

18	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Investments	December 31, 2024 (Unaudited)

Shares	Description	7-Day Yield	Value (Note 2)
TOTAL INVESTMENTS (139.00%)
(Cost $335,786,717)			$365,137,078

Series A Cumulative Perpetual Preferred Shares (-37.21)			(97,750,000)
Liabilities in Excess of Other Assets (-1.79%)(h)			(4,700,211)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)			$262,686,867

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-12.88%)
Invesco S&P 500 Equal Weight ETF	(75,411)	$(13,214,269)
SPDR S&P 500 ETF Trust	(35,173)	(20,614,192)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(33,828,461)

TOTAL SECURITIES SOLD SHORT
(Proceeds $33,181,208)		$(33,828,461)

(a)	All or a portion of the security is pledged as collateral for any loan payable. As of December 31, 2024, the aggregate value of those securities was $2,025,000, representing 0.77% of net assets.
(b)	All or a portion of the security is pledged as collateral for securities sold short. As of December 31, 2024, the aggregate value of those securities was $16,917,400 representing 6.44% of net assets.
(c)	Perpetual maturity.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the market value of those Rule 144A securities held by the Fund was $12,926,926 representing 4.92% of the Fund's net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of December 31, 2024, the aggregate fair value of those securities was $271,585 representing 0.10% of net assets.
(f)	Non-income producing security.
(g)	Less than 0.005%.
(h)	Includes cash in the amount of $31,273,223 which is being held as collateral for securities sold short.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	19

RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	December 31, 2024 (Unaudited)

ASSETS:
Investments in securities:
At cost	$335,786,717
At value	$365,137,078
Cash	319,519
Deposit with broker for securities sold short	31,273,223
Foreign currency, at value (Cost $1,304)	1,233
Receivable for investments sold	1,297,237
Interest receivable	975,664
Dividends receivable	617,239
Deferred offering costs (Note 8)	155,210
Total Assets	399,776,403

LIABILITIES:
Securities sold short (Proceeds $33,181,208)	33,828,461
Dividend payable - Series A Cumulative Perpetual Preferred Shares	733,125
Dividend payable	69,134
Payable for credit agreement fees	8,611
Payable for investments purchased	4,289,138
Payable to adviser	404,452
Payable for professional fees	6,615
Total Liabilities	39,339,536
Series A Cumulative Perpetual Preferred Shares, $0.0001 par value per share, 3,910,000 of shares authorized
Series A Cumulative Perpetual Preferred Shares (6.00%, $25.00 liquidation value per share, 3,910,000 shares issued and outstanding)	$97,750,000
Net Assets Attributable to Common Shareholders	$262,686,867

NET ASSETS CONSIST OF:
Paid-in capital	$265,730,733
Total distributable earnings/(accumulated deficit)	(3,043,866)
Net Assets Attributable to Common Shareholders	$262,686,867

PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$262,686,867
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	21,472,248
Net Asset Value Per Share Attributable to Common Shareholders	$12.23

See Notes to Financial Statements.

20	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$13,336,065
Interest	3,172,602
Total Investment Income	16,508,667

EXPENSES:
Investment advisory fees	2,418,647
Dividend and interest expense - short sales	267,029
Offering costs	102,323
Legal fees	75,229
Commitment fee on loan	51,334
Total Expenses	2,914,562
Net Investment Income	13,594,105

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	9,181,896
Securities sold short	(2,467,450)
Net realized gain	6,714,446
Net change in unrealized appreciation/depreciation on:
Investments	(9,873,229)
Securities sold short	(280,609)
Translation of assets and liabilities denominated in foreign currencies	(60)
Net change in unrealized appreciation/depreciation	(10,153,898)
Net Realized and Unrealized Loss on Investments	(3,439,452)
Dividends to Series A Cumulative Perpetual Preferred Shares	$(2,932,500)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$7,222,153

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	21

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Period Ended June 30, 2024(a)	For the Year Ended July 31, 2023
NET INCREASE/(DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS FROM OPERATIONS:
Net investment income	$13,594,105	$10,977,797	$12,763,962
Net realized gain/(loss)	6,714,446	(6,012,425)	(5,848,525)
Long-term capital gains from other investment companies	–	90,264	897,316
Net change in unrealized appreciation/depreciation	(10,153,898)	38,284,421	10,787,226
Net increase in net assets resulting from operations	10,154,653	43,340,057	18,599,979
Distributions to Series A Cumulative Perpetual
Preferred Shareholders	(2,932,500)	(5,370,938)	(5,865,000)
Net increase in net assets attributable to common shareholders resulting from operations	7,222,153	37,969,119	12,734,979

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(16,596,779)	(15,001,105)	(10,767,356)
From return of capital	–	(15,299,358)	(25,211,317)
Net decrease in net assets from distributions to common shareholders	(16,596,779)	(30,300,463)	(35,978,673)

COMMON SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	–	–	37,867,362
Dividend Reinvestment	242,804	–	836,635
Net increase in net assets attributable to common shareholders from capital share transactions	242,804	–	38,703,997

Net Increase/(Decrease) in Net Assets attributable to common shareholders	(9,131,822)	7,668,656	15,460,303

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	271,818,689	264,150,033	248,689,730
End of period	$262,686,867	$271,818,689	$264,150,033

See Notes to Financial Statements.

22	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets Attributable to Common Shareholders

OTHER INFORMATION:
Common Share Transactions:
Common Shares outstanding - beginning of period	21,453,174	21,453,174	18,291,243
Common Shares issued in connection with public offering	–	–	3,097,795
Common Shares issued as reinvestment of dividends	19,074	–	64,136
Common Shares outstanding - end of period	21,472,248	21,453,174	21,453,174

(a)	Effective May 15, 2024, the Board approved changing the fiscal year-end of the Fund from July 31 to June 30.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	23

RiverNorth Opportunities Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented.

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From net realized gains
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income(b)
Total distributions to preferred shareholders
Common share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total common share transactions
Preferred Share issuance and offering costs charged to paid-in capital
Total preferred share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return - Net Asset Value(i)
Total Return - Market Price(i)
Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including dividend expense on short sales and line of credit expense)(k)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Ratios to Average Net Assets (excluding dividend expense on short sales and line of credit expense)(k)
Ratio of expenses to average net assets
Ratio of net investment income average net assets
Portfolio turnover rate
Loan Payable (in thousands)
Asset Coverage Per $1,000 of loan payable(m)
Cumulative Perpetual Preferred Stock (in thousands)
Asset coverage per share of Cumulative Perpetual Preferred Stock(n)

Involuntary liquidating preference per share of Series A Cumulative Perpetual Preferred Stock
Average market value per share of Series A Cumulative Preferred Stock

See Notes to Financial Statements.

24	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented.

For the Period Ended December 31, 2024		For the Period Ended June 30, 2024(a)		For the Year Ended July 31, 2023		For the Year Ended July 31, 2022		For the Year Ended July 31, 2021		For the Year Ended July 31, 2020		For the Year Ended July 31, 2019
$12.67		$12.31		$13.60		$17.02		$14.89		$17.39		$19.07

0.63		0.51		0.62		0.18		0.31		0.41		0.55
(0.16)		1.51		0.22		(0.85)		4.03		(0.56)		0.29
0.47		2.02		0.84		(0.67)		4.34		(0.15)		0.84

(0.77)		(0.70)		(0.52)		(0.70)		(0.72)		(0.51)		(0.63)
–		–		–		(0.24)		(1.37)		(0.00	)(c)	(0.41)
–		(0.71)		(1.22)		(1.34)		–		(1.60)		(1.20)
(0.77)		(1.41)		(1.74)		(2.28)		(2.09)		(2.11)		(2.24)

(0.14)		(0.25)		(0.28)		(0.10)		–		–		–
(0.14)		(0.25)		(0.28)		(0.10)		–		–		–

–		–		(0.10	)(d)	(0.13	)(e)	(0.08	)(f)	(0.21	)(g)	(0.26	)(h)
–		–		(0.01)		(0.02)		(0.04)		(0.03)		(0.02)
–		–		(0.11)		(0.15)		(0.12)		0.24		(0.28)
–		–		–		(0.22)		–		–		–
–		–		–		(0.22)		–		–		–
(0.44)		0.36		(1.29)		(3.42)		2.13		(2.50)		(1.68)
$12.23		$12.67		$12.31		$13.60		$17.02		$14.89		$17.39
$11.49		$12.25		$11.49		$14.60		$18.21		$14.81		$17.38
2.69	%(j)	16.39	%(j)	4.41%		(7.41%)		30.09%		(1.75%)		3.77%
(0.22	%)(j)	20.56	%(j)	(9.22%)		(7.10%)		39.94%		(2.22%)		3.33%

$262,687		$271,819		$264,150		$248,690		$211,711		$139,166		$124,664

2.14	%(l)	2.12	%(l)	2.29%		1.91%		1.91%		2.06%		2.17%
9.97	%(l)	4.57	%(l)	4.93%		1.18%		1.87%		2.59%		3.11%

1.91	%(l)	1.86	%(l)	1.91%		1.58%		1.45%		1.54%		1.56%
10.20	%(l)	4.83	%(l)	5.31%		1.51%		2.33%		3.11%		3.72%
32	%(j)	49	%(j)	73%		119%		190%		133%		76%
–		–		–		–		–		$7,500		–
–		–		–		–		–		19,556		–
$97,750		$97,750		$97,750		$97,750		–		–		–
92		95		93		89		–		–		–

$25.00		$25.00		$25.00		$25.00		–		–		–
$23.68		$23.04		$23.40		$24.41		–		–		–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2024	25

RiverNorth Opportunities Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented.

(a)	Effective May 15, 2024, the Board approved changing the fiscal year-end of the Fund from July 31 to June 30.
(b)	Calculated using average common shares throughout the period.
(c)	Less than ($0.005) per share.
(d)	Represents the impact of the Fund's rights offering of 2,752,078 common shares in November 2022 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(e)	Represents the impact of the Fund's rights offering of 4,373,407 common shares in November 2021 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(f)	Represents the impact of the Fund's rights offering of 575,706 common shares in November 2020 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(g)	Represents the impact of the Fund's rights offering of 2,163,193 common shares in November 2019 at a subscription price per share based on a formula.
(h)	Represents the impact of the Fund's rights offering of 1,790,000 common shares in November 2018.
(i)	Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Total return on Market Price does not reflect any sales load paid by investors. Periods less than one year are not annualized.
(j)	Not annualized.
(k)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments. The expense ratio and net investment income ratio do not reflect the effect of dividend payments to preferred shareholders.
(l)	Annualized.
(m)	Calculated by subtracting the Fund's total liabilities (excluding the principal amount of Loan Payable) from the Fund's total assets and dividing by the principal amount of the Loan Payable and then multiplying by $1,000.
(n)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.

26	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) was organized as a Maryland corporation on September 9, 2010. The Fund commenced operations on December 24, 2015, and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

On May 15, 2024, the Board of Directors of the Fund (the “Board”) approved a change in the Fund’s fiscal year from July 31 to June 30.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Articles of Amendment and Restatement permit the Board of Directors (the “Board” or “Directors”) to authorize and issue 37,500,000 shares of common stock with $0.0001 par value per share, 3,910,000 of which have been reclassified as Series A Perpetual Preferred Stock. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2024.

The Fund invests in closed-end funds, exchange-traded funds and business development companies (collectively, "Underlying Funds"), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Semi-Annual Report | December 31, 2024	27

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Security Valuation: The Fund's investments are generally valued at their fair value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "IRC"). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Distributions to shareholders, which are paid monthly and determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.1289 per common share for the period from August 1, 2024 to December 31, 2024.

28	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Return Of Capital Distributions: At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares.

Preferred Stock: In accordance with ASC 480-10-25, the Fund's Series A Perpetual Preferred Stock has been classified as equity on the Statement of Assets and Liabilities. Refer to "Note 7. Cumulative Perpetual Preferred Stock" for further details.

Other: Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Semi-Annual Report | December 31, 2024	29

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, and business development company notes are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

30	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Fund and designated the Adviser as the Fund's valuation designee to make all fair valuation determinations with respect to the Fund's portfolio investments, subject to the Board's oversight.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2024	31

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$211,489,992	$–	$–	$211,489,992
Closed-End Funds - Preferred Shares	1,810,046	–	–	1,810,046
Business Development Companies - Preferred Shares	4,087,578	871,456	–	4,959,034
Business Development Companies - Common Shares	3,970,233	–	–	3,970,233
Business Development Company Notes	2,743,198	5,955,106	–	8,698,304
Corporate Bonds	–	44,940,530	–	44,940,530
Special Purpose Acquisition Companies - Common Shares/Units	52,016,166	1,946,968	–	53,963,134
Rights	175,879	52,201	–	228,080
Warrants	321,003	17,904	–	338,907
Exchange Traded Funds - Common Shares	5,202,000	–	–	5,202,000
Government Bond	–	4,999,239	–	4,999,239
Short-Term Investments	24,537,579	–	–	24,537,579
Total	$306,353,674	$58,783,404	$–	$365,137,078
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(33,828,461)	$–	$–	$(33,828,461)
Total	$(33,828,461)	$–	$–	$(33,828,461)

For the six months ended December 31, 2024, there were no significant transfers into/out of Level 3.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. Until the security is replaced, the Fund is required to pay the lender amounts equal to the dividend or interest that accrue during the period which is recorded as an expense on the Statements of Operations. A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the broker arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of interest income on the Statements of Operations. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

32	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Semi-Annual Report | December 31, 2024	33

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the six months ended December 31, 2024, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2024:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value
Equity Contracts (Rights)	Investments, at value	$228,080
Equity Contracts (Warrants)	Investments, at value	338,907
		$566,987

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Contracts (Rights)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$7,509	$(49,042)
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	(75,318)	166,097
Total		$(67,809)	$117,055

34	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

The Fund’s average fair value of rights and warrants held for the six months ended December 31, 2024 were $194,114 and $216,152, respectively.

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the adviser pursuant to an Investment Advisory Agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Fund pays RiverNorth an annual management fee of 1.30% of the Fund’s average daily Managed Assets (as defined below) for the services it provides. This management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”) and, as part of the unified management fee, the Adviser provides or causes to be furnished all supervisory and administrative and other services reasonably necessary for the operation of the Fund, except the Fund pays, in addition to the unified management fee, taxes and governmental fees (if any) levied against the Fund; brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund; costs of borrowing money including interest expenses or engaging in other types of leverage financing; dividend and/or interest expenses and other costs associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares or other instruments for the purpose of incurring leverage; fees and expenses of any underlying funds in which the Fund invests; dividend and interest expenses on short positions taken by the Fund; fees and expenses, including travel expenses and fees and expenses of legal counsel retained for the benefit of the Fund or directors of the Fund who are not officers, employees, partners, stockholders or members of the Adviser or its affiliates; fees and expenses associated with and incident to stockholder meetings and proxy solicitations involving contested elections of directors, stockholder proposals or other non-routine matters that are not initiated or proposed by the Adviser; legal, marketing, printing, accounting and other expenses associated with any future share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering; expenses associated with tender offers and other share repurchases and redemptions; and other extraordinary expenses, including extraordinary legal expenses, as may arise, including without limit, expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Fund to indemnify its directors, officers, employees, stockholders, distributors and agents with respect thereto. The unified management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund. For the six months ended December 31, 2024, the Adviser accrued fees of $2,418,647, of which $404,452 remained payable at December 31, 2024.

ALPS Fund Services, Inc. (‘‘ALPS’’) serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, ALPS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. DST Systems, Inc. (“DST”) is the parent company of ALPS and DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market. ALPS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus a fixed fee for completion of certain regulatory filings and reimbursement for certain out-of-pocket expenses. Effective October 1, 2022, these fees are paid by the Adviser, not the Fund, out of the Unified Management Fee.

DST serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. Effective October 1, 2022, these fees of DST are paid by the Adviser, and not the Fund, out of the Unified Management Fee.

Semi-Annual Report | December 31, 2024	35

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

State Street Bank & Trust Co. serves as the Fund's custodian. Effective October 1, 2022, the fees of State Street Bank & Trust Co. are paid by the Adviser, and not the Fund, out of the Unified Management Fee.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not employed by the Adviser, receive an annual retainer in the amount of $16,500, an additional $2,000 for attending each quarterly meeting of the Board and an additional fee of $1,500 for each special meeting of the Board. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Directors not employed by the Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The Chief Compliance Officer ("CCO") of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting together as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

6. CREDIT AGREEMENT

On December 24, 2020, the Fund entered into a $65,000,000 credit agreement for margin financing with Pershing LLC (the "Pershing Credit Agreement"). Per the Pershing Credit Agreement, the Fund may borrow at an interest rate of 0.85% plus the Overnight Bank Funding Rate. The Pershing Credit Agreement does not have an expiration date. The Fund did not utilize the Pershing Credit Agreement for the six months ended December 31, 2024. There was no outstanding balance on the Pershing Credit Agreement as of December 31, 2024.

36	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

On March 9, 2023, the Fund entered into an additional credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met.

The Fund did not utilize the BNP Credit Agreement for the six months ended December 31, 2024. There was no outstanding balance on the BNP Credit Agreement as of December 31, 2024.

7. CUMULATIVE PERPETUAL PREFERRED STOCK

At December 31, 2024, the Fund had issued and outstanding 3,910,000 shares of Series A Cumulative Perpetual Preferred Stock, listed under trading symbol RIVPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 3,910,000 shares of Series A Cumulative Perpetual Preferred Stock on April 20, 2022. The Series A Cumulative Perpetual Preferred Stock is entitled to voting rights and a dividend at a rate of 6.00% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Cumulative Perpetual Preferred Stock is generally not redeemable at the Fund’s option prior to May 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. On or after May 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series A Cumulative Perpetual Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption.

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Fair Value
Series A	May 15, 2027	6.000%	3,910,000	$97,750,000	$90,203,700

8. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of common stock, $0.0001 par value per share and 3,910,000 shares of Series A Preferred Stock. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

Semi-Annual Report | December 31, 2024	37

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

During the years ended July 31, 2023 and July 31, 2022, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the respective record dates. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at 95% of NAV per share for the October 2, 2020 rights offering, and at 97.5% of NAV per share for the October 1, 2021 rights offering. Offering costs were charged to paid-in-capital upon the exercise of the rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of common stock issued	Subscription price	Gross Proceeds	Offering costs	Net Proceeds
October 1, 2021	November 5, 2021	4,373,407	$16.81	$73,516,972	$191,237	$73,325,735
October 14, 2022	November 8, 2022	2,752,078	$11.97	$32,942,374	$208,954	$32,733,420

On August 31, 2018, the Fund entered into a sales agreement with Jones Trading Institutional Services LLC ("Jones"), under which the Fund may from time to time offer and sell up to 3,300,000 of the Fund's common stock in an "at-the-market" offering. On November 11, 2020, the agreement with Jones was terminated and the Fund entered into a distribution agreement with ALPS Distributors, Inc. (“ADI”), pursuant to which the Fund was permitted to offer and sell up to 3,196,130 shares of the Fund's common stock from time to time through ADI. On September 17, 2021, the Fund entered into a new distribution agreement with ADI, as amended, pursuant to which the Fund was permitted to offer and sell an additional 5,000,000 shares of the Fund's common stock from time to time through ADI, for a total of 8,196,130 shares. On April 2, 2024, the Fund entered into a distribution agreement with ADI, replacing the previous arrangement, pursuant to which the Fund may offer and sell up to 15,000,000 shares of the Fund’s common stock from time to time through ADI.

There were no shares issued through the at-the-market offering during the period from August 1, 2023 through June 30, 2024 or during the six months ended December 31, 2024.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

38	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

9. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2024, excluding short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sale of Securities
RiverNorth Opportunities Fund	$109,766,968	$135,825,977

10. TAX BASIS INFORMATION

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2024.

The tax character of distributions paid during the year ended June 30, 2024 was as follows:

For the Year Ended June 30, 2024
Ordinary Income (Common)	$14,046,239
Ordinary Income (Preferred)	4,358,153
Tax-Exempt Income (Common)	901,339
Tax-Exempt Income (Preferred)	279,660
Long-Term Capital Gain	-
Return of Capital	15,299,358
Total	$34,884,749

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of December 31, 2024, was as follows:

Cost of investments for income tax purposes	$302,514,966
Gross appreciation on investments (excess of value over tax cost)(a)	36,810,097
Gross depreciation on investments (excess of tax cost over value)(a)	(8,429,983)
Net unrealized appreciation on investments	$28,380,114

(a)	Includes appreciation/(depreciation) on securities sold short.

Semi-Annual Report | December 31, 2024	39

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2024 (Unaudited)

The differences between book-basis and tax-basis are primarily due to wash sales, investments in passive foreign investment companies, and the tax treatment of certain other investments.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2024, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 15, 2025	January 15, 2025	January 31, 2025	$0.1277
February 14, 2025	February 14, 2025	February 28, 2025	$0.1277

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

40	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Dividend Reinvestment Plan	December 31, 2024 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of the Fund’s shares of common stock (the “Common Shares”) elects to receive cash by contacting DST Systems, Inc. (the "Plan Administrator"), all dividends and distributions declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

Semi-Annual Report | December 31, 2024	41

RiverNorth Opportunities Fund, Inc.

Dividend Reinvestment Plan	December 31, 2024 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at Mail Stop: RiverNorth Opp, 430 West 7th Street, Kansas City, MO 64105-1407.

42	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Additional Information	December 31, 2024 (Unaudited)

PROXY VOTING GUIDELINES

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-(844)-569-4750, (2) on the Fund’s website located at http://www.rivernorthcef.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30th is available on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-(844)-569-4750 and on the SEC’s website at http://www.sec.gov.

UNAUDITED TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the calendar year ended December 31, 2024, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth Opportunities Fund	21.50%	15.37%

In early 2025, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund designated $0 as long term capital gain dividends.

STOCKHOLDER MEETING RESULTS

On September 19, 2024, the Fund held a Meeting of Stockholders to consider the proposals set forth below. The following votes were recorded:

Election of John K. Carter as a Director of the Fund to a three-year term to expire at the Fund's 2027 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	16,157,628	98.39%
Withheld	265,083	1.61%
Total	16,422,711	100.00%

Semi-Annual Report | December 31, 2024	43

RiverNorth Opportunities Fund, Inc.

Additional Information	December 31, 2024 (Unaudited)

Election of Lisa B. Mougin as a Director of the Fund to a three-year term to expire at the Fund's 2027 Annual Meeting of Stockholders or until her successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	1,600,443	96.93%
Withheld	50,607	3.07%
Total	1,651,050	100.00%

44	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Consideration and Approval of Advisory Agreement	December 31, 2024 (Unaudited)

Consideration of the Advisory Agreement

At a meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth Opportunities Fund, Inc. (the “Fund”) held on November 12-13, 2024 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), considered the renewal of the advisory agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator, including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2024, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Advisory Agreement at the Meeting, and at the November 4, 2024 special meeting of the Board that was held to review and discuss the materials and information the Board requested from the Adviser related to the Advisory Agreement, including during executive sessions with their independent legal counsels.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three month, one-year, three-year, five-year and since inception periods ended September 30, 2024. These returns were compared to the returns of Tactical-Flexible Allocation funds identified by FUSE (the “Performance Group”). The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for funds in the Performance Group, noting that on a NAV basis, the Fund had underperformed the median of the Performance Group for the three-month, one-year, three-year and since inception periods ended September 30, 2024 and outperformed the median of its Performance Group for the five-year period ended September 30, 2024. Using market price returns, the Board observed that the Fund had underperformed the median of its Performance Group for the three-year and since inception periods ended September 30, 2024 and outperformed the median of its Performance Group for the three-month, one-year and five year periods ended September 30, 2024. The Directors also noted that on a NAV basis, the Fund had underperformed its benchmark index for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2024. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. It was noted that the Adviser had indicated that the Performance Group is not entirely reflective of the Fund due to its unique investment strategy.

Semi-Annual Report | December 31, 2024	45

RiverNorth Opportunities Fund, Inc.

Consideration and Approval of Advisory Agreement	December 31, 2024 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and other fees paid by the Fund and compared those to the management and other fees paid by funds in FUSE’s Tactical-Flexible Allocation fund peer group (the “Expense Group”). The Board noted that the Fund’s annual net expense ratio was higher than the Expense Group median. The Directors also reviewed the Fund’s total net and gross expense rankings against its peers calculated on the basis of each fund’s average managed assets to mitigate the distortions caused by differing levels of leverage.

The Board noted that the annual management fee for the Fund was above the median paid by the Expense Group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

46	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Consideration and Approval of Advisory Agreement	December 31, 2024 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | December 31, 2024	47

RiverNorth Opportunities Fund, Inc.

Data Privacy Policies and Procedures

FACTS	WHAT DOES RIVERNORTH OPPORTUNITIES FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number ● Assets ● Retirement Assets ● Transaction History ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions ● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.
HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons RiverNorth Opportunities Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES RIVERNORTH OPPORTUNITIES INCOME FUND SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

QUESTIONS?	Call 1-(844)-569-4750

48	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Data Privacy Policies and Procedures

WHO WE ARE
Who is providing this notice?	RiverNorth Opportunities Fund
WHAT WE DO
How does RiverNorth Opportunities Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does RiverNorth Opportunities Fund collect my personal information?

We collect your personal information, for example, when you

●

Open an account

●

Provide account information

●

Give us your contact information

●

Make deposits or withdrawals from your account

●

Make a wire transfer

●

Tell us where to send the money

●

Tells us who receives the money

●

Show your government-issued ID

●

Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●

Affiliates from using your information to market to you

●

Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● RiverNorth Opportunities Fund does not share with our affiliates for marketing purposes.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● RiverNorth Opportunities Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● RiverNorth Opportunities Fund does not jointly market.

Semi-Annual Report | December 31, 2024	49

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth Opportunities Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Approval of Investment Advisory Agreement is included as part of the Report to Stockholders filed under Item 1(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	As of the date of this filing, there were no changes to the portfolio managers.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, due to no such purchases occurring during the period covered by this report.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Opportunities Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 7, 2025

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 7, 2025